Summary of Significant Accounting Policies (Details Narrative) (10K)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) Number	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Number of operating segment | Number	1		1
Customer programs and incentives paid	$ 40,772	$ 8,712	$ 136,786	$ 3,184
Advertising expense	386,132	156,203	297,000	389,000
Excise taxes	217,188	167,120	934,221	624,046
Stock based compensation expense	158,658	105,839	374,687	140,370
Amount of factored invoice		117,933	542,083	99,258
Proceeds from accounts receivable invoice		88,450	406,562	74,444
Accounts receivable factored invoices	59,547	79,120	$ 171,150	17,601
Accounts receivable factoring program description			We use an accounts receivable factoring program with certain customer accounts. Under this program, we have the option to sell those customer receivables in advance of payment for 75% of the amount due. When the customer remits payment, we then receive the remaining 25%. We are charged interest on the advanced 75% payment at a rate of 1.5% per month.
Accounts receivable factoring program	$ 2,582	$ 4,269	$ 48,601	$ 5,867
Minimum [Member]
Useful life	3 years
Maximum [Member]
Useful life	7 years
Property And Equipment [Member] | Minimum [Member]
Useful life			3 years
Property And Equipment [Member] | Maximum [Member]
Useful life			7 years
Accounts Receivable [Member]
Number of distributors | Number			3	1
Accounts Receivable [Member] | Distributor One [Member]
Percentage concentration risk			91.00%
Accounts Receivable [Member] | Distributor Two [Member]
Percentage concentration risk			91.00%
Accounts Receivable [Member] | Distributor Three [Member]
Percentage concentration risk			91.00%
Sales Revenue [Member] | Two Distributors [Member]
Number of distributors | Number			2
Percentage concentration risk			46.00%
Oregon Liquor Control Commission [Member] | Accounts Receivable [Member] | Distributor One [Member]
Percentage concentration risk				67.00%
Oregon Liquor Control Commission [Member] | Sales Revenue [Member] | Distributor One [Member]
Number of distributors | Number				1
Percentage concentration risk				40.00%